Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2024
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets, Net

Intangible assets, net, consist of the following:

	December 31, 2024	December 31, 2023

Copyrights	$2,554	$2,626
Patents	6,507	7,747
Trademarks	20,276	24,983
Software	57,575	19,663
Less: Accumulated amortization	17,072	8,654
Subtotal	69,840	46,365
Less: Intangible assets, net from discontinued operations	6,507	7,747
Intangible assets, net	$63,333	$38,618